Subsequent Events (Details Textual) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended							12 Months Ended
	Feb. 03, 2014	Nov. 05, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2014 Integration Partners-NY Corporation [Member] Subsequent Event [Member]	Jan. 01, 2014 Nahabedian Graf [Member] Subsequent Event [Member]	Dec. 31, 2014 Jadevaia [Member] Subsequent Event [Member]	Jan. 01, 2014 Jadevaia [Member] Subsequent Event [Member]	Feb. 03, 2014 RentVM Acquisition [Member} Subsequent Event [Member]	Apr. 15, 2014 MidMarket Debt [Member] Subsequent Event [Member] Investors	Apr. 14, 2014 MidMarket Debt [Member] Subsequent Event [Member]	Dec. 31, 2013 MidMarket Debt [Member] Subsequent Event [Member]	Mar. 12, 2014 MidMarket Debt [Member] Subsequent Event [Member]	Apr. 14, 2014 MidMarket Debt [Member] Subsequent Event [Member] Dominion Capital LLC [Member]	Dec. 31, 2013 MidMarket Debt [Member] Subsequent Event [Member] Dominion Capital LLC [Member]	Dec. 31, 2013 MidMarket Debt [Member] Subsequent Event [Member] 31 Group LLC [Member]
Subsequent Events (Textual)
Business acquisitions cost of aggregate cash paid						$ 12,509,747			$ 1,000,000
Business acquisition cost of acquired entity promissory notes								6,254,873
Issuance of shares pursuant to acquisition, Shares						5,886		45,676	400,000
Escrow deposits related to acquisition								941,594
Common stock shares placed in escrow								47,080	68,399
Common stock, conversion price								$ 16.99
Common stock trading price, description								Company’s common stock is trading at a price of greater than or equal to $16.99 for ten consecutive trading days.
Purchase agreement, additional consideration description					As additional earn-out consideration, InterCloud will pay to an owner of the Company an amount equal to (i) the product of 0.6 multiplied by the EBITDA of the Company for the 12-month period beginning on January 1, 2014 (the ''Forward EBITDA''), plus (ii) in the event that the Forward EBITDA exceeds the closing trailing-twelve-month EBITDA by 5.0% or more, an amount equal to 2.0 multiplied by this difference, which amount will be payable in cash or, at InterCloud's election, shares of InterCloud common stock.
Accrues interest rate							8.00%
Escrow shares to cover personal tax liabilities	25.00%
Shares issued to the sellers		1,250,000							331,601
Shares issued to the sellers, value			2,808,820						1,000,000		14,010,885	16,921,177
Shares issued to the sellers, per share									$ 14.62	$ 5.35	$ 5.35		$ 11.87	$ 11.87
Common stock, shares issued			8,558,631	489,018								1,180,361			561,197	519,164
Conversion price per share												$ 10.50
Unpaid interest under loans												276,575
Weighted average of common stock description												The Exchange Agreement further provided that if 85% of the volume weighted average price of the Company's common stock on April 14, 2014 was less than $10.50, the Company would issue an additional number of shares of the Company's common stock such that average conversion price of the MidMarket Loans was such lower price.
Loss on extinguishment of debt											1,335,885
Loss on extinguishment of debt			$ (992,000)
Number of investors										2
Additional shares issued										765,849
Warrants issued to purchase common stock										225,000
Exercise price of warrants										$ 7.25